Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of Property, Plant and Equipment

	Land and buildings	Plant and equipment	Other mineral assets	Assets under construction	Exploration and evaluation	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value – 30 June 2022
At the beginning of the financial year	8,072	44,682	8,941	10,432	1,686	73,813
Additions 1	41	1,935	792	5,872	137	8,777
Remeasurements of index-linked freight contracts 2	–	(369)	–	–	–	(369)
Depreciation for the year	(663)	(5,564)	(276)	–	–	(6,503)
Impairments for the year 3	(14)	(499)	(2)	–	–	(515)
Disposals	(3)	(22)	–	–	–	(25)
Divestment and demerger of subsidiaries and operations 4	(448)	(8,007)	(545)	(3,549)	(842)	(13,391)
Transfers and other movements	1,094	3,344	(416)	(3,724)	(790)	(492)

At the end of the financial year 5	8,079	35,500	8,494	9,031	191	61,295

– Cost	14,823	81,218	14,353	9,755	981	121,130
– Accumulated depreciation and impairments	(6,744)	(45,718)	(5,859)	(724)	(790)	(59,835)

Net book value – 30 June 2021
At the beginning of the financial year	8,387	39,429	8,652	13,774	2,120	72,362
Additions 1	25	3,841	797	5,961	93	10,717
Acquisition of subsidiaries & operations 6	–	151	491	–	–	642
Remeasurements of index-linked freight contracts 2	–	(59)	–	–	–	(59)
Depreciation for the year	(694)	(5,748)	(310)	–	–	(6,752)
Impairments for the year 3	(208)	(877)	(687)	(745)	(66)	(2,583)
Disposals	(18)	(9)	–	–	–	(27)
Divestment and demerger of subsidiaries and operations	–	(14)	–	(2)	–	(16)
Transfers and other movements	580	7,968	(2)	(8,556)	(461)	(471)

At the end of the financial year 5	8,072	44,682	8,941	10,432	1,686	73,813

– Cost	14,545	108,049	15,059	11,177	2,531	151,361
– Accumulated depreciation and impairments	(6,473)	(63,367)	(6,118)	(745)	(845)	(77,548)

1	Includes change in estimates and net foreign exchange gains/(losses) related to the closure and rehabilitation provisions for operating sites. Refer to note 15 ‘Closure and rehabilitation provisions’.

2	Relates to remeasurements of index-linked freight contracts including continuous voyage charters (CVCs). Refer to note 21 ‘Leases’.

3	Refer to note 13 ‘Impairment of non-current assets’ for information on impairments.

4	BMC and Petroleum were disposed in May 2022 and June 2022 respectively. Refer to notes 3 ‘Exceptional items’ and 27 ‘Discontinued operations’ for more information.

5
Includes the carrying value of the Group’s right-of-use assets relating to land and buildings and plant and equipment of US$2,361 million (2021: US$3,350 million). Refer to note 21 ‘Leases’ for the movement of the right-of-use assets.

6	Relates to the acquisition of an additional 28 per cent working interest in Shenzi.

Summary of Principal Depreciation Methods and Rates Applied to Major Asset Categories	The table below summarises the principal depreciation methods and rates applied to major asset categories by the Group.

Category	Buildings	Plant and equipment	Mineral rights and petroleum interests	Capitalised exploration, evaluation and development expenditure
Typical depreciation methodology	SL	SL	UoP	UoP

Depreciation rate	25-50 years	3-30 years	Based on the rate of depletion of reserves	Based on the rate of depletion of reserves